Goodwill and Intangible Assets - Schedule of Estimated Amortization Expense (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Acquired Finite-Lived Intangible Assets [Line Items]
2022	$ 1,005
2023	978
2024	941
2025	845
2026	805
Thereafter	3,007
Net Carrying Amount	7,581
MSRs [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
2022	137
2023	137
2024	137
2025	137
2026	135
Thereafter	1,959
Net Carrying Amount	2,642
Core deposit intangibles [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
2022	868
2023	841
2024	804
2025	708
2026	670
Thereafter	1,048
Net Carrying Amount	$ 4,939	$ 5,829